Long-Term Loan (Tables)	3 Months Ended	12 Months Ended
	Sep. 30, 2024	Jun. 30, 2024
Long-Term Loan [Abstract]
Scheduel of Obligation is Payable	The obligation is payable as follows:
Twelve months ended September 30,	Amount
2025	$20,132
2026	22,694
2027	25,581
2028	28,835
Thereafter	13,071
Total long-term debt payment	110,313
Current portion of long-term debt	(20,132)
Long-term debt – non-current portion	$90,181
The obligation is payable as follows:
Twelve months ended June 30,	Amount
2025	$19,539
2026	22,024
2027	24,826
2028	27,984
2029	20,608
Total long-term debt payment	114,981
Current portion of long-term debt	(19,539)
Long-term debt – non-current portion	$95,442